Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Summary of Other Liabilities
The following table summarizes the Company’s other liabilities (in thousands):

	June 30, 2021	December 31, 2020
Other long-term contingencies	$74,808	$71,693
Reserve for uncertain tax positions	10,137	10,009
Lease liabilities, long-term	5,345	5,508
Other	2,974	2,881

	$93,264	$90,091

The following table summarizes the Company’s other liabilities (in thousands):

	December 31,
	2020	2019
Other long-term contingencies	$71,693	$64,489
Reserve for uncertain tax positions	10,009	12,818
Lease liabilities, long-term	5,508	7,737
Other	2,881	1,905

	$90,091	$86,949